CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable | ¥		¥ 11,014		¥ 5,384
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		99,691		62,795
Amounts of the non-current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		¥ 114,897		¥ 49,860
Par value per common share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares		500,000,000		500,000,000
Common shares, shares issued | shares		61,874,716		61,853,004
Common shares, shares outstanding | shares		61,874,716		61,853,004